Accounts receivable, net (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts receivable
Accounts receivable				¥ 6,388,279,000		¥ 11,288,381,000
Allowance for doubtful accounts	¥ (178,393,000)	¥ (53,981,000)	¥ (178,393,000)	(374,022,000)		(178,393,000)
Accounts receivable, net				6,014,257,000	$ 841,425	11,109,988,000
Movements in the allowance for doubtful accounts
Balance at beginning of the year	(178,393,000)	(53,981,000)	(53,981,000)
Additions	(199,917,000)		(124,412,000)
Write-off	4,288,000		0
Balance at end of the year	(374,022,000)		¥ (178,393,000)
Online direct sales and online marketplace receivables
Accounts receivable
Accounts receivable				2,943,460,000		7,756,808,000
Advertising receivables
Accounts receivable
Accounts receivable				2,919,434,000		2,997,163,000
Logistics receivables
Accounts receivable
Accounts receivable				¥ 525,385,000		¥ 534,410,000
Consumer financing receivables
Movements in the allowance for doubtful accounts
Additions	¥ 0	¥ 0